LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
LONG-TERM INVESTMENTS

10. LONG-TERM INVESTMENTS

The Company’s long-term investments consist of cost method investment.

Cost method investment

On September 20, 2018, Blue Hat Fujian formed a joint venture with Fujian Jin Ge Tie Ma Information Technology Co., Ltd., contributing a 20.0% equity interest in Xiamen Blue Wave Technology Co. Ltd. (“Xiamen Blue Wave”), a PRC company. The ownership percentage diluted to 15.0% upon other shareholders contributed additional investment into Xiamen Blue Wave in December 2018. As the Company did not have significant influence over the investee, the investment in Xiamen Blue Wave was accounted for using the cost method. As of December 31, 2023 and 2022, the carrying value of cost method investment in Xiamen Blue Wave was $1,694,269 and $1,722,999 respectively.

Long-term investments are evaluated for impairment when facts or circumstances indicate that the fair value of the long-term investments is less than its carrying value. Impairment is recognized when a decline in fair value is determined to be other-than- temporary.

On July 2024, the joint venture was deregistered, as the Company has decided to change its business operations to gold trading, thus as of December 31, 2024, it recorded $ 1.69 million fully loss on investment.